Employee Benefits - Equity-settled share-based payment plan - Narrative (Details) - EUR (€) € / shares in Units, shares in Millions			1 Months Ended		12 Months Ended
	Jun. 05, 2025	Jun. 04, 2025	May 31, 2025	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Equity-settled share-based payment plan
Employee Benefits
Expense from share-based payment transactions with employees					€ 6,000,000	€ 6,000,000
Stock options | Equity-settled share-based payment plan
Employee Benefits
Vesting Period				4 years
Maximum number awards will be granted in share-based payment arrangement				4
Exercise price, share options granted	€ 8.96	€ 12.84			€ 8.96
Stock options | Equity-settled share-based payment plan | Ordinary shares
Employee Benefits
Class A shares of the Company				4
Stock options | Equity-settled share-based payment plan | Tranche One
Employee Benefits
Percentage of award vesting rights				40.00%
Stock options | Equity-settled share-based payment plan | Tranche Two
Employee Benefits
Percentage of award vesting rights				60.00%
Restricted stock units (RSUs) | Cash-settled share-based payment plan
Employee Benefits
Vesting Period				4 years
Weighted average fair value at measurement date, other equity instruments granted					€ 9.42
Restricted stock units (RSUs) | Cash-settled share-based payment plan | Tranche One
Employee Benefits
Percentage of award vesting rights			50.00%	50.00%
Restricted stock units (RSUs) | Cash-settled share-based payment plan | Tranche Two
Employee Benefits
Percentage of award vesting rights				50.00%
Restricted stock units (RSUs) | Minimum | Equity-settled share-based payment plan
Employee Benefits
Weighted average exercise price of other equity instruments granted in share-based payment arrangement					€ 8.964
Restricted stock units (RSUs) | Maximum | Equity-settled share-based payment plan
Employee Benefits
Weighted average exercise price of other equity instruments granted in share-based payment arrangement					€ 12.84